Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	16 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Without Sales Load [Member] | C000244753
Average Annual Return [Line Items]
Average Annual Return, Percent		15.44%	19.87%
S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return, Percent		16.33%	20.09%